Summit Municipal Funds	07/01/2011 to 06/30/2012

ICA File Number: 811-7095
Registrant Name: T. Rowe Price Summit Municipal Funds, Inc.
Reporting Period: 07/01/2011 - 06/30/2012

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2011 to 06/30/2012

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Summit Municipal Funds, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 27, 2012

Summit Municipal Income Fund

NORFOLK VA ECON DEV AUTH NEW 6.00% NOTES DUE NOVEMBER 1, 2036 Meeting Date: MAY 29, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 65588KAC2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Direct the Trustee to waive BBL ODU, LLCs non compliance with its debt service coverage ratio covenant and the resulting Event of Default.	Management	N/A	YES

OHIO STATE AIR QUALITY FIRSTENERGY 5.7% NOTES DUE AUGUST 1, 2020 Meeting Date: JAN 24, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 677525TK3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 1.25 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	Management	N/A	YES

OHIO STATE AIR QUALITY FIRSTENERGY ADJUSTABLE RATE NOTES DUE DECEMBER 1, 2023 Meeting Date: JAN 24, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 677525TW7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 1.25 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	Management	N/A	YES

SUSSEX COUNTY SERIES 2006 A 6.90% NOTES DUE JANUARY 1, 2026 Meeting Date: NOV 11, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 86926RBL3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Take no action	Management	N/A	YES

Summit Municipal Intermediate Fund

OHIO STATE AIR QUALITY FIRSTENERGY 5.7% NOTES DUE AUGUST 1, 2020 Meeting Date: JAN 24, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 677525TK3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 1.25 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	Management	N/A	YES

SUSSEX COUNTY SERIES 2006 A 6.90% NOTES DUE JANUARY 1, 2026 Meeting Date: NOV 11, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 86926RBL3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Take no action	Management	N/A	YES

TENNESSEE ENERGY ACQUISITION CORP 2006A 5.00% NOTES DUE SEPTEMBER 2013 Meeting Date: DEC 16, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 880443BE5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	YES

TENNESSEE ENERGY ACQUISITION CORP 2006A 5.00% NOTES DUE SEPTEMBER 2016 Meeting Date: DEC 16, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 880443BH8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	YES

TENNESSEE ENERGY ACQUISITION CORP 2006A 5.25% NOTES DUE SEPTEMBER 2018 Meeting Date: DEC 16, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 880443BK1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	YES

Summit Municipal Money Market Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT